Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 450,868	$ 1,241,487
Accounts recievable	234,309	0
Inventory	263,871	0
Prepaid expenses	35,769	29,643
Other current assets	210	0
Total current assets	985,028	1,271,130
Furniture and Equipment - net	127,521	132,609
Other assets:
Patent - net	83,174	46,419
Debt issue costs - net	14,605	161,946
GE trademark license - net	7,123,746	9,565,217
Other assets	65,714	65,714
Total other assets	7,287,239	9,839,296
Total assets	8,399,788	11,243,035
Current liabilities:
Accounts payable & accrued expenses	807,798	1,041,741
Convertible debt - net of debt discount $474,283 and $970,140 at December 31, 2015 and December 31, 2014 respectively	3,989,950	1,223,982
Convertible debt - related parties - net of discount $0 and $23,001 at December 31, 2015 and December 31, 2014 respectively	50,000	26,999
Notes payable-current portion	107,944	98,086
Derivative liabilities	24,157,838	5,140,758
Other current liabilities	46,010	78,622
Total current liabilities	29,159,540	7,610,188
Long term liabilities:
Convertible debt - net of $1,582,087 debt discount	0	688,013
Notes payable	193,800	307,009
GE royalty obligation	11,795,855	12,000,000
Total long term liabilities	11,989,655	12,995,022
Total liabilities	41,149,195	20,605,210
Stockholders' deficit:
Common stock: $0 par value, 500,000,000 shares authorized; 41,501,251 snd 35,750,000 shares issued and outstanding at December 31, 2015 and December 31, 2014 respectively	2,892,078	189,900
Common stock to be issued	625,000	13,812
Additional paid-in capital	6,472,427	6,282,814
Accumulated deficit	(42,703,470)	(15,813,260)
Total Stockholders' deficit	(32,713,965)	(9,326,733)
Noncontrolling interest	(35,442)	(35,442)
Total Deficit	(32,749,407)	(9,362,175)
Total liabilities and stockholders' deficit	$ 8,399,788	$ 11,243,035